Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	¥ 8,645,939	$ 1,325,048	¥ 10,027,440
RMB [Member]
Short Term And Long Term Deposits [Line Items]
Short-term deposits	4,470,002		4,000,003
US$ [Member]
Short Term And Long Term Deposits [Line Items]
Short-term deposits	¥ 4,175,937	$ 640,000	¥ 6,027,437	$ 864,000